Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 11,948,756	$ 1,767,042
Prepayments	296,753	169,318
Inventories	583,358	185,012
Account receivables, net - third parties	1,170,020
Account receivables, net - related parties		2,604
Amount due from related parties – non-trade	763,700	7,200
Other receivables and deposit	178,704	46,018
Total current assets	14,941,291	2,177,194
Plant and equipment, net	321,639	176,147
Right-of-use assets	80,449	139,441
Total assets	15,343,379	2,492,782
Current Liabilities:
Accounts payable– third parties	285,106	71,470
Accounts payable– related parties	278,225
Deposits received – third parties	2,286,017	968,812
Deposits received – related parties	438,302	12,450
Amount due to related parties	1,153,624	572,373
Tax payable	411,418	72,392
Payroll payable	77,397	154,581
Other payable	435,445
Operating lease liabilities, current	72,439	119,045
Total current liabilities	5,437,973	1,971,123
Operating lease liabilities, less current portion	13,809	20,396
Deposits received – third parties, non current	3,545,788
Total liabilities	8,997,570	1,991,519
Shareholders’ equity
Common stock; $0.0001 par value, 500,000,000 shares authorized; 116,550,000 and 100,000,000 shares issued and outstanding at December 31, 2022 and 2021, respectively	11,655	10,000
Additional paid-in capital	5,177,220
Statutory reserve	155,296	33,259
Retained earnings	1,098,460	451,120
Other comprehensive (loss)/income	(96,822)	6,884
Total Shareholders’ equity	6,345,809	501,263
Total liabilities and Shareholders’ equity	$ 15,343,379	$ 2,492,782